Shareholder Report, Holdings (Details) - C000222167	Jun. 30, 2026
149123101 | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
75513E101 | RTX Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.00%
594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.90%
244199105 | Deere & Company
Holdings [Line Items]
Percent of Net Asset Value	4.60%
808513105 | Charles Schwab Corporation (The)
Holdings [Line Items]
Percent of Net Asset Value	4.00%
09290D101 | BlackRock, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
65339F101 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
882508104 | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
126650100 | CVS Health Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Health Care075887109
Holdings [Line Items]
Percent of Total Investments	99.90%
Cash & Equivalent825252885
Holdings [Line Items]
Percent of Total Investments	0.10%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Communications
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Energy
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Technology
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Financials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.70%